Related Party Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party notes payable consists
Note Name	Contractual Maturity Date	Contractual Interest Rates	Balance as of June 30, 2022	Interest Expense for the Three Months Ended June 30, 2022	Interest Expense for the Six Months Ended June 30, 2022
Related party notes – China(1)	Due on Demand	18.00%	$8,940	$1,313	$1,935
Related party notes – China various other	Due on Demand	0.00%	4,022	—	—
			$12,962	$1,313	$1,935

(1)	As of June 30, 2022, the Company was in default on a related party note with a principal value of $8,940.

Schedule of related party notes payable
	June 30, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Principal Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value	Interest Expense for the Three Months Ended June 30, 2022	Interest Expense for the Six Months Ended June 30, 2022
June 9, 2021 Note 1 and Note 2	December 9, 2022	0.00%	$40,000	$5,737	$(9,522)	$36,215	$—	$—
August 10, 2021 Optional Notes	February 10, 2023	15.00%	33,917	9,585	(11,518)	31,984	1,272	2,544
Notes payable – China various other	Due on Demand	0.00%	5,186	—	—	5,186	—	—
Auto loans	Various	Various	111	—	—	111	—	—
			$79,214	$15,322	$(21,040)	$73,496	$1,272	$2,544

	Six months ended June 30, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Net carrying value at 12/31/2021	Fair Value Measurement Adjustments	Payment Premium	Cash Payment
March 1, 2021 Notes(1)	March 1, 2022	14.00%	$56,695	$(1,695)	$—	$(55,000)
August 26, 2021 Notes(1)	March 1, 2022	14.00%	30,924	(924)	2,065	(32,065)
PPP Loan (2)	April 17, 2022	1.00%	193	—	—	(193)
			$87,812	$(2,619)	$2,065	$(87,258)

1.	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000. The notes payable were collateralized by a first lien on virtually all tangible and intangible assets of the Company, bore interest at 14.0% per annum and matured on March 1, 2022. On February 25, 2022, the Company repaid the $55,000 principal amount of the March 1, 2021 Notes with accrued interest of $7,721.

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Net Carrying Value at 12/31/21
Related party notes - China(1)	Due on Demand	18.00%	$9,411	$9,411
Related party notes - China various other(2)	Due on Demand	0.00%	4,244	4,244
Total related party notes payable			$13,655	$13,655

	December 31, 2020
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	0% Coupon Discount	Loss (Gain) on Extinguishments	Net Carrying Value at 12/31/2020
Related party note (3)	June 30, 2021	12.00%	$240,543	$—	$(861)	$204	$239,886
Related party note (4)	Due on Demand	15.00%	10,000	—	—	—	10,000
Related party notes – NPA tranche (5)	October 6, 2021	10.00%	27,593	5,356	—	—	32,949
Related party notes – China (1)	Due on Demand	18.00%	9,196	—	—	—	9,196
Related party notes – China various other (2)(6)	Due on Demand	0% coupon, 10.00% imputed	6,548	—	(190)	(22)	6,336
Related party notes – China various other (6)	Due on Demand	8.99%	1,410	—	—	(3)	1,407
Related party notes – Other (7)	Due on Demand	0.00%	424	—	—	—	424
Related party notes – Other (8)	June 30, 2021	6.99%	4,160	—	—	(50)	4,110
Related party notes – Other (9)	June 30, 2021	8.00%	6,452	—	—	(35)	6,417
Related party notes - Other (10)	June 30, 2021	1.52%, 8.99%, 8.00%, 2.86%	8,440	—	—	(137)	8,303
Related party notes – Other (11)	Due on Demand, June 30, 2021	8.99%, 6.99%	1,760	—	—	(11)	1,749
Related party notes – Other (12)	June 30, 2021	8.00%	11,635	—	—	(57)	11,578
Total related party notes payable			$328,161	$5,356	$(1,051)	$(111)	$332,355

Schedule of notes payable
	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$9,411	$9,196
Accrued interest	11,231	7,646
Interest expense	3,369	2,641
Foreign exchange (gain) loss on principal	810	595
Foreign exchange (gain) loss on accrued interest	679	463

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$737
Interest expense	16	34
Foreign exchange (gain) loss on principal	30	48
Reclassification to notes payable	730	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$4,244	$5,045
Interest expense	141	310
Foreign exchange (gain) loss on principal	99	326
Principal payments in cash	900	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$240,543
Accrued interest	—	64,827
Interest expense	8,801	10,134
Principal settled with equity	240,543	—
Interest settled with equity	73,448	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$10,000
Accrued interest	—	2,839
Interest expense	869	1,611
Principal payments in cash	10,000	—
Interest payments in cash	3,708	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$18,112
Accrued interest	—	2,635
Interest expense	1,064	1,840
Principal and conversion premium settled with equity	3,622	—
Interest settled with equity	3,638	—
Principal payments in cash	18,112	—
Interest payments in cash	62	62

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$8,581
Accrued interest	—	1,418
Interest expense	496	861
Principal conversion premium settled with equity	1,716	—
Interest payments settled with equity	1,914	—
Principal payments in cash	8,581	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$900
Accrued interest	—	143
Interest expense	50	90
Principal conversion premium settled with equity	180	—
Interest payments settled with equity	193	—
Principal payments in cash	900	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$766
Accrued interest	—	—
Interest expense	55	72
Principal settled with equity	774	—
Foreign exchange (gain) loss on principal	46	49

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$1,410
Accrued interest	—	69
Interest expense	41	111
Principal settled with equity	1,410	—
Interest settled with equity	44	—
Interest payments in cash	63	42
Proceeds	—	1,410

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$424
Principal payments in cash	624	—
Proceeds	200	424

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$4,160
Accrued interest	—	313
Interest expense	211	293
Principal settled with equity	4,160	—
Interest settled with equity	474	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$6,452
Accrued interest	—	435
Interest expense	321	435
Principal settled with equity	6,452	—
Interest settled with equity	721	—
Principal payments in cash	—	1,969
Proceeds	—	8,422

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$4,400
Accrued interest	—	314
Interest expense	37	84
Principal settled with equity	4,400	—
Interest settled with equity	351	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$2,240
Accrued interest	—	202
Interest expense	111	185
Principal settled with equity	2,240	—
Interest settled with equity	313	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$300
Accrued interest	—	23
Interest expense	13	23
Principal settled with equity	300	—
Interest settled with equity	36	—
Proceeds	—	300

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$1,500
Accrued interest	—	95
Interest expense	24	43
Principal settled with equity	1,500	—
Interest settled with equity	119	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$380
Accrued interest	—	99
Interest expense	21	45
Principal settled with equity	380	—
Interest settled with equity	118	—
Principal payments in cash	—	120

	As of and for the Year Ended December 31,
	2021	2020
Accrued interest	—	4
Interest settled with equity	4	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$180
Accrued interest	—	10
Interest expense	8	6
Principal settled with equity	180	—
Interest settled with equity	17	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$1,200
Accrued interest	—	192
Interest expense	55	171
Principal settled with equity	1,200	—
Interest settled with equity	239	—
Principal payments in cash	—	1,500
Interest payments in cash	—	5

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$11,635
Accrued interest	—	1,177
Interest expense	515	933
Principal settled with equity	11,635	—
Interest settled with equity	1,692	—

Schedule of business combination
	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Net Carrying Value at 12/31/2020	Amortization of Discounts & Fair Value Adjustments	Accrued Interest at Settlement	Borrowing	Cash Payments of Principal and Interest	Equity Settlements of Principal and Interest	Net Carrying Value at 12/31/2021	Loss (Gain) at Settlement
Settlement prior to the Business Combination:
Related party note(3)	June 30, 2021	12.00%	$220,690	$657	$73,448	$—	$—	$(294,795)	$—	$—
Settlement in the Business Combination:
Related party note(3)	June 30, 2021	12.00%	19,196	—	—	—	—	(19,196)		7,256
Related party note(4)	Due on Demand	15.00%	10,000	—	3,708	—	(13,708)	—	—	—
Related party notes – NPA tranche(5)	October 9, 2021	10.00%	32,949	163	5,728	—	(27,593)	(11,247)	—	4,257
Related party notes – China various other(6)	Due on Demand	0% coupon, 10.00% imputed	774	—	—	—	—	(774)	—	292
Related party notes – China other(6)	Due on Demand	8.99%	1,407	3	44	—	—	(1,454)	—	550
Related party notes – Other(7)	Due on Demand	0.00%	424	—	—	200	(624)	—	—	—
Related party notes – Other(8)	June 30, 2021	6.99%	4,110	50	—	—	—	(4,160)	—	1,572
Related party notes – Other(9)	June 30, 2021	8.00%	6,417	35	1,195	—	—	(7,647)	—	2,891
Related party notes – Other(10)	June 30, 2021	1.52%,8.99%, 8.00%, 2.86%	8,303	137	819	—	—	(9,259)	—	3,500
Related party notes – Other(11)	Due on Demand, June 30, 2021	8.99%, 6.99%	1,749	11	378	—	—	(2,138)	—	808
Related party notes – Other(12)	June 30, 2021	8.00%	11,578	57	1,693	—	—	(13,328)	—	5,038
Subtotal settlements in the Business Combination			96,907	456	13,565	200	(41,925)	(69,203)	—	26,164
Total			$317,597	$1,113	$87,013	$200	$(41,925)	$(363,998)	$—	$26,164

Schedule of related party notes payable restructured
Lender	Principal
Faraday & Future (HK) Limited	$149,081
Leview Mobile (HK) Ltd	66,859
Beijing Bairui Culture Media, Co. Ltd	24,603
Total	$240,543

Lender	Principal
CYM Tech Holdings LLC	$240,543

Schedule of future scheduled principal maturities of related party notes payable
Years ended December 31,
Due on demand	$13,655